Employee share schemes	12 Months Ended
Dec. 31, 2021
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Employee share schemes
44. Employee share schemes
GSK operates several employee share schemes, including the Share Value Plan, whereby awards are granted to employees to acquire shares or ADS in GlaxoSmithKline plc at no cost after a three-year vesting period and the Performance Share Plan, whereby awards are granted to employees to acquire shares or ADS in GlaxoSmithKline plc at no cost, subject to the achievement by the Group of specified performance targets. The granting of these restricted share awards has replaced the granting of options to employees as the cost of the schemes more readily equates to the potential gain to be made by the employee. The Group also operates savings related share option schemes, whereby options are granted to employees to acquire shares in GlaxoSmithKline plc at a discounted price.
Grants of restricted share awards are normally exercisable at the end of the three-year vesting or performance period. Awards are normally granted to employees to acquire shares or ADS in GlaxoSmithKline plc but in some circumstances may be settled in cash. Grants under savings-related share option schemes are normally exercisable after three years’ saving. In accordance with UK practice, the majority of options under the savings-related share option schemes are granted at a price 20% below the market price ruling at the date of grant. Options under historical share option schemes were granted at the market price ruling at the date of grant.
The total charge for share-based incentive plans in 2021 was £404 million (2020 – £393 million; 2019 – £432 million). Of this amount, £303 million (2020 – £313 million; 2019 – £302 million) arose from the Share Value Plan. See Note 9, ‘Employee Costs’ for further details.
GlaxoSmithKline share award schemes
Share Value Plan
Under the Share Value Plan, share awards are granted to certain employees at no cost. The awards vest after two and a half to three years and there are no performance criteria attached. The fair value of these awards is determined based on the closing share price on the day of grant, after deducting the expected future dividend yield of 3.8% (2020 – 5.0%; 2019 – 4.2%) over the duration of the award.

Number of shares and ADS issuable	Shares Number (000)	Weighted fair value	ADS Number (000)	Weighted fair value
At 1 January 2019	34,068		17,387

Awards granted	12,814	£15.85	7,008	$37.90

Awards exercised	(11,709)		(6,079)

Awards cancelled	(1,704)		(976)
At 31 December 2019	33,469		17,340

Awards granted	13,223	£13.60	7,411	$34.42

Awards exercised	(11,402)		(5,746)

Awards cancelled	(1,418)		(1,015)
At 31 December 2020	33,872		17,990

Awards granted	13,681	£13.30	7,280	$36.68

Awards exercised	(11,440)		(5,726)

Awards cancelled	(1,776)		(1,705)
At 31 December 2021	34,337		17,839
Performance Share Plan
Under the Performance Share Plan, share awards are granted to Directors and senior executives at no cost. The percentage of each award that vests is based upon the performance of the Group over a defined measurement period with dividends reinvested during the same period. For awards granted from 2016 to 2019, the performance conditions are based on three equally weighted measures over a three-year performance period. These were adjusted free cash flow, TSR and R&D new product performance. For awards granted from 2020, the performance conditions are based on four measures over a three-year performance period. These are adjusted free cash flow (30%), TSR (30%), R&D new product performance (20%) and pipeline progress (20%).
The fair value of the awards is determined based on the closing share price on the day of grant. For TSR performance elements, this is adjusted by the likelihood of that condition being met, as assessed at the time of grant.
During 2021, awards were made of 4.9 million shares at a weighted fair value of £10.69 and 1.6 million ADS at a weighted fair value of $29.40. At 31 December 2021, there were outstanding awards over 13.7 million shares and 3.8 million ADS.

Share options and savings-related options
For the purposes of valuing savings-related options to arrive at the share-based payment charge, a Black-Scholes option pricing model has been used. The assumptions used in the model are as follows:

	2021 Grant	2020 Grant	2019 Grant
Risk-free interest rate	0.74%	(0.07)%	0.44%

Dividend yield	3.8%	6.2%	4.5%

Volatility	27%	27%	22%

Expected life	3 years	3 years	3 years

Savings-related options grant price (including 20% discount)	£12.07	£10.34	£14.15

Options outstanding	Savings-related share option schemes

	Number 000	Weighted exercise price
At 31 December 2021	7,165	£11.58
Range of exercise prices on options outstanding at year end	£10.34	– £14.15
Weighted average market price on exercise during year		£13.30
Weighted average remaining contractual life		2.1 years
Options over 1.9 million shares were granted during the year under the savings-related share option scheme at a weighted average fair value of £3.22. At 31 December 2021, 5.3 million of the savings-related share options were not exercisable.
There has been no change in the effective exercise price of any outstanding options during the year.
Employee Share Ownership Plan Trusts
The Group sponsors Employee Share Ownership Plan (ESOP) Trusts to acquire and hold shares in GlaxoSmithKline plc to satisfy awards made under employee incentive plans and options granted under employee share option schemes. The trustees of the ESOP Trusts purchase shares with finance provided by the Group by way of loans or contributions. The costs of running the ESOP Trusts are charged to the income statement. Shares held by the ESOP Trusts are deducted from other reserves and amortised down to the value of proceeds, if any, receivable from employees on exercise by a transfer to retained earnings. The trustees have waived their rights to dividends on the shares held by the ESOP Trusts. On 10 February 2022, 50.3 million treasury shares were transferred to the ESOP Trusts after which the Trusts held 72.9 million shares against the exercise of share options and share rewards.

Shares held for share award schemes	2021	2020
Number of shares (000)	23,065	48,835

	£m	£m
Nominal value	6	12

Carrying value	27	194

Market value	371	655

Shares held for share option schemes	2021	2020
Number of shares (000)	139	139

	£m	£m
Nominal value	–	–

Carrying value	1	1

Market value	2	2